SUBSEQUENT EVENTS (Details Narrative)											3 Months Ended		4 Months Ended	12 Months Ended
	May 05, 2026 USD ($) ft²	Apr. 22, 2026 USD ($)	Apr. 01, 2026 $ / shares shares	Mar. 16, 2026 USD ($) $ / shares shares	Mar. 11, 2026 USD ($)	Feb. 05, 2026 shares	Jan. 01, 2026 USD ($) $ / shares shares	Nov. 20, 2025 USD ($)	Sep. 25, 2025 USD ($)	Mar. 28, 2024 $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Jul. 20, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 01, 2026	May 04, 2026 USD ($)	Mar. 25, 2026 $ / shares	Mar. 09, 2026 USD ($)	Jan. 01, 2026 CAD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 22, 2025 $ / shares	Dec. 31, 2024 $ / shares
Subsequent Event [Line Items]
Price per share | $ / shares											$ 10.05											$ 10.05
Common stock, shares outstanding diluted | shares											4,249,090					4,249,090						4,249,090
Cash											$ 4,634	$ 627,375				$ 822,799						$ 428,700
Sale of 610,500 private placement units																6,105,000
Payable in equity											$ 12,788											$ 2,788
Common Stock [Member]
Subsequent Event [Line Items]
Price per share | $ / shares																			$ 10.78				$ 10.60
Balance, shares | shares																610,500
Sale of 610,500 private placement units																$ 61
Private Placement [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share | $ / shares										$ 10.00
Common shares | shares										610,500
GNQ INSILICO INC [Member]
Subsequent Event [Line Items]
Warrant exercisable term														2 years
Price per share | $ / shares											$ 18.5461			$ 10
Common stock, shares outstanding diluted | shares											26,939,850	22,271,250		26,939,850	21,351,250
Cash											$ 405,632				$ 1,222
Convertible notes issued amount											176,340			$ 176,340	$ 176,340
Stock options granted | shares													660,000	1,060,000
Balance, shares | shares			20,000
Indebted amount receivables											$ 1,686,335			$ 3,314,235
GNQ INSILICO INC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock options granted | shares											31,800
GNQ INSILICO INC [Member] | Equity Instruments Issuances [Member]
Subsequent Event [Line Items]
Common shares | shares													20,000
GNQ INSILICO INC [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Balance, shares | shares												1,017,000		5,283,000	2,385,000
Sale of 610,500 private placement units												$ 858,593		$ 16,000
GNQ INSILICO INC [Member] | Private Placement [Member] | Share Subscription Receivable [Member]
Subsequent Event [Line Items]
Price per share | (per share)															$ 0.7265									$ 1
Sale of Stock, Price Per Share | (per share)															$ 0.985									$ 1.35
Common shares | shares															150,000
GNQ INSILICO INC [Member] | Private Placement [Member] | Share Subscription Receivable [Member] | GSL or MNH [Member]
Subsequent Event [Line Items]
Common shares | shares													116,000
GNQ INSILICO INC [Member] | Private Placement [Member] | Equity Instruments Issuances [Member]
Subsequent Event [Line Items]
Common shares | shares													136,000
GNQ INSILICO INC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Price per share | $ / shares														$ 2
Secured Promissory Note [Member] | GNQ INSILICO INC [Member]
Subsequent Event [Line Items]
Interest rate percentage											10.00%
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Private Placement [Member] | Share Subscription Receivable [Member]
Subsequent Event [Line Items]
Number of shares transferred | shares			74,074
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member]
Subsequent Event [Line Items]
Price per share | $ / shares							$ 1.50
Reverse stock split						10-for-1
Stock options granted | shares						31,800
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Balance, shares | shares							20,000
Sale of 610,500 private placement units							$ 30,000
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Price per share | $ / shares							$ 1.00
Balance, shares | shares							398,500
Sale of 610,500 private placement units							$ 408,500
Indebted amount receivables							$ 250,000
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member] | Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Balance, shares | shares							250,000
Sale of 610,500 private placement units							$ 250,000
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member] | 2024 Private Placement [Member]
Subsequent Event [Line Items]
Outstanding obligation							$ 36,480														$ 50,000
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member] | Tom English [Member]
Subsequent Event [Line Items]
Stock options granted | shares						10,600
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member] | Dr. Maliha Hashmi [Member]
Subsequent Event [Line Items]
Stock options granted | shares						10,600
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member] | Dave Johnson [Member]
Subsequent Event [Line Items]
Stock options granted | shares						10,600
Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member] | Employees [Member]
Subsequent Event [Line Items]
Stock options granted | shares			160,000
Exercise price | $ / shares			$ 10
Vesting period description			The grant will follow the customary vesting schedule for employee EIP grants, with 25% vesting upon the 6-month anniversary of the grant date, and the remaining vesting over the following 18 months.
Letter Agreement [Member] | Bridge Financing [Member] | GNQ INSILICO INC [Member]
Subsequent Event [Line Items]
Secured convertible promissory note amount											$ 2,000,000
Letter Agreement [Member] | Secured Promissory Note [Member] | GNQ INSILICO INC [Member]
Subsequent Event [Line Items]
Convertible notes issued amount				$ 250,000							250,000
Interest rate percentage				10.00%
Letter Agreement [Member] | Subsequent Event [Member] | Bridge Financing [Member] | GNQ INSILICO INC [Member]
Subsequent Event [Line Items]
Secured convertible promissory note amount				$ 2,000,000
Convertible notes bear interest rate description				The convertible notes bear interest at 10% per annum, mature six months from issuance, and are convertible at the option of the holder into the Company’s common shares at a price equal to 80% of the deemed per-share value of the Company’s common shares, as adjusted pursuant to the exchange ratio set forth in the BCA.
Warrant exercisable term				5 years
Letter Agreement [Member] | Subsequent Event [Member] | Bridge Financing [Member] | GNQ INSILICO INC [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Price per share | $ / shares				$ 10
Letter Agreement [Member] | Subsequent Event [Member] | Secured Promissory Note [Member] | GNQ INSILICO INC [Member]
Subsequent Event [Line Items]
Convertible notes issued amount				$ 250,000														$ 50,000
Interest rate percentage																		10.00%
Convertible notes issued amount											100,000
Business Combination Agreement [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member]
Subsequent Event [Line Items]
Consideration value				$ 500,000,000
Common stock, shares outstanding diluted | shares				50,000,000
Cash				$ 15,000,000
Break up fee				$ 10,000,000
Sublease Agreement [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member]
Subsequent Event [Line Items]
Area of land | ft²	1,671
Initial term	1 year																1 year
Rent	$ 40,104
Equipment access fee	975
Total committed payments	$ 51,804
Initial lease term	initial lease term is 12 months or less, the Company will utilize the short-term lease
Sublease Agreement [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Rent	$ 3,342
Green Sky Labs Inc [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member]
Subsequent Event [Line Items]
Price per share | $ / shares							$ 1.00
Price per share | $ / shares							$ 1.05
Green Sky Labs Inc [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Balance, shares | shares							116,000
Sale of 610,500 private placement units							$ 116,000
Shares transfer | shares							110,476														110,476
Related Party Loan Agreement [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member]
Subsequent Event [Line Items]
General corporate and working capital amount																				$ 2,500,000
Revenue Agreement [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member]
Subsequent Event [Line Items]
Cash									$ 500,000
Agreement term of contract									2 years
Contract value									$ 750,000
Payable in equity									$ 250,000
Revenue Agreement [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member]
Subsequent Event [Line Items]
Contract value											$ 250,000
Software Services Agreement [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member]
Subsequent Event [Line Items]
Contract value								$ 10,000,000
Contract agreement description								over three years, with year 1 fees
Service agreement fee					$ 500			$ 5,000,000
Royalty percentage					4.00%
Software Services Agreement [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member]
Subsequent Event [Line Items]
Service agreement fee					$ 500
Royalty percentage					4.00%
Consulting Agreement [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member]
Subsequent Event [Line Items]
Agreement term of contract								3 years
Consulting Agreement [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member] | Share Capital And Warrants [Member]
Subsequent Event [Line Items]
Agreement term of contract		2 years
Contract value		$ 3,300,000